INVENTORY - Schedule of Inventory (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Merchandise goods	$ 49,952	$ 76,433	$ 217,109
Less reserve for inventory shrinkage and obsolescence
Total, net of reserves	$ 49,952	$ 76,433	$ 217,109